Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Warrants outstanding	6,141,451	6,555,187
Convertible Senior Notes [Member]
Convertible notes	575,000
Ordinary shares [member]
Warrants outstanding	3,456,785